Segment and Geographical Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Property and Equipment by Geographic Area	Property and equipment by geographic areas was as follows (in thousands):
	September 30, 2025	December 31, 2024
United States	$20	$29
Isreal	66	76
Total property and equipment	$86	$105
Property and equipment by geographic areas was as follows (in thousands):
	Years Ended December 31,
	2024	2023
United States	$29	$72
Isreal	76	57
Total property and equipment	$105	$129

Schedule of Revenue by Geographic Area

Revenue by geographic area is designated based upon the billing location of the customer as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$2,728	$2,534	$7,215	$7,193
Israel	8	3	25	3
France	—	—	14	—
Total revenue	$2,736	$2,537	$7,254	$7,196